Other operating expenses - Partial disposal of shares in ITC - Additional Information (Details) - ITC Ltd. - GBP (£) £ in Millions			12 Months Ended
	May 28, 2025	Mar. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	10.00%	12.00%	10.00%	12.00%
Foreign exchange losses on disposal of interest	£ 3	£ 6	£ 3	£ 6	£ 0